Segmented info (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segmented Information
Schedule of information about the assets, liabilities and profit or loss from each segment

	As at December 31, 2022
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$37,392,401	$819,376	$785,000	$38,996,777
Reportable segment liabilities	6,961,243	1,146,980	3,988,393	12,096,616

21.   Segmented Information (continued)

	As at December 31, 2021
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$4,127,273	$3,716,771	$201,959	$8,046,003
Reportable segment liabilities	3,020,730	323,129	6,903,926	10,247,425

	For the year ended December 31, 2022
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$2,517,904	$101,778	$—	$2,619,682
Intersegment revenues	—	—	—	—
Other income (expense)	13,348,562	(3,532)	(1,289,652)	12,055,378
Finance income	—	886	—	886
Finance expense	(84,686)	(49)	(30,589)	(115,324)
Depreciation & amortization	3,507,013	2,546	88,764	3,598,323
Discontinued operations	(3,422,225)	—	—	(3,422,225)
Reportable segment income (loss)	3,974,069	(8,089,036)	(7,542,707)	(11,657,674)

	For the year ended December 31, 2021
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$41,431	$—	$41,431
Intersegment revenues	—	—	—	—
Other expense	—	55	—	55
Finance income	—	90	—	90
Finance expense	—	—	10,509	10,509
Depreciation & amortization	—	478	—	478
Discontinued operations	(5,657,494)	—	—	(5,657,494)
Reportable segment loss	(5,331,601)	(1,775,923)	(1,023,673)	(8,131,197)

	As at December 31, 2021
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$4,127,138	$3,716,771	$205,797	$8,043,909
Reportable segment liabilities	3,020,730	323,129	6,899,644	10,243,143

	As at December 31, 2020
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$4,253,676	$19,664	$—	$4,273,340
Reportable segment liabilities	9,305,736	1,024	—	9,306,760

	For the year ended December 31, 2021
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$41,431	$—	$41,431
Intersegment revenues	—	—	—	—
Other income	—	55	—	55
Finance income	26,659	90	—	26,749
Finance expense	1,082,372	—	10,509	1,092,881
Depreciation & amortization	308,544	478	—	309,022
Reportable segment loss	(5,331,600)	(1,775,923)	(1,019,823)	(8,127,347)

	For the year ended December 31, 2020
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$2,062	$—	$2,062
Intersegment revenues	—	—	—	—
Other revenue	—	—	—	—
Finance income	10,187	1	—	10,188
Finance expense	645,162	—	—	645,162
Depreciation & amortization	248,743	—	—	248,743
Reportable segment loss	(2,298,310)	(2,261)	—	(2,300,571)

	For the year ended December 31, 2019
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$—	$—	$—
Intersegment revenues	—	—	—	—
Other revenue	—	—	—	—
Finance income	399	2	—	401
Finance expense	493,807	—	—	493,807
Depreciation & amortization	198,824	—	—	198,824
Reportable segment loss	(1,394,611)	(30)	—	(1,394,641)

Schedule of reconciliations of each reportable segment's revenues, profit or loss, assets and liabilities

	For the year ended December 31, 2022
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$2,517,904	$101,778	$—	$2,619,682
Elimination of inter segment revenue	—	—	—	—
Total revenue	$2,517,904	$101,778	$—	$2,619,682

	For the year ended December 31, 2021
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$41,431	$—	$41,431
Elimination of inter segment revenue	—	—	—	—
Total revenue	$—	$41,431	$—	$41,431

	For the year ended December 31, 2022
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$7,396,294	$(8,089,036)	$(7,542,707)	$(8,235,449)
Total loss on discontinued operations	(3,422,225)	—	—	(3,422,225)
Elimination of inter segment profit or loss	—	—	—	—
Income (Loss) before income tax expense	$3,974,069	$(8,089,036)	$(7,542,707)	$(11,657,674)

21.   Segmented Information (continued)

	For the year ended December 31, 2021
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$325,893	$(1,775,923)	$(1,023,673)	$(2,473,703)
Total loss on discontinued operations	(5,657,494)	—	—	(5,657,494)
Elimination of inter segment profit or loss	—	—	—	—
Loss before income tax expense	$(5,331,601)	$(1,775,923)	$(1,023,673)	$(8,131,197)

	As at December 31, 2022
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$37,392,401	$19,950,376	$13,914,212	$71,256,989
Elimination of inter segment assets	—	(19,131,000)	(13,129,212)	(32,260,212)
Segments’ assets	$37,392,401	$819,376	$785,000	$38,996,777

	As at December 31, 2021
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$4,127,273	$4,082,801	$26,027,087	$34,237,881
Elimination of inter segment assets	—	(366,030)	(25,825,848)	(26,191,878)
Segments’ assets	$4,127,273	$3,716,771	$201,959	$8,046,003

	As at December 31, 2022
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$16,032,790	$29,335,641	$(26,121,029)	$19,247,402
Elimination of inter segment liabilities	(9,071,547)	(28,188,661)	30,109,422	(7,150,786)
Entity’s liabilities	$6,961,243	$1,146,980	$3,988,393	$12,096,616

	As at December 31, 2021
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$10,602,945	$5,437,189	$(5,880,163)	$10,160,956
Elimination of inter segment liabilities	(7,582,575)	(5,114,060)	12,784,089	86,469
Entity’s liabilities	$3,020,370	$323,129	$6,903,926	$10,247,425

	For the year ended December 31, 2021
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$41,431	$—	$41,431
Elimination of inter segment revenue	—	—	—	—
Total revenue	$—	$41,431	$—	$41,431

	For the year ended December 31, 2020
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$2,062	$—	$2,062
Elimination of inter segment revenue	—	—	—	—
Total revenue	$—	$2,062	$—	$2,062

For the year ended December 31, 2019
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$—	$—	$—
Elimination of inter segment Revenue	—	—	—	—
Total revenue	$—	$—	$—	$—

	For the year ended December 31, 2021
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$(5,331,600)	$(1,775,923)	$(1,019,823)	$(8,127,347)
Other profit or loss	—	—	—	—
Elimination of inter segment profit or loss	—	—	—	—
Loss before income tax expense	$(5,331,600)	$(1,775,923)	$(1,019,823)	$(8,127,347)

	For the year ended December 31, 2020
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$(2,298,310)	$(2,261)	$—	$(2,300,571)
Other profit or loss	—	—	—	—
Elimination of inter segment profit or loss	—	—	—	—
Loss before income tax expense	$(2,298,310)	$(2,261)	$—	$(2,300,571)

	For the year ended December 31, 2019
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$(1,394,611)	$(30)	$—	$(1,394,641)
Other profit or loss	—	—	—	—
Elimination of inter segment profit or loss	—	—	—	—
Loss before income tax expense	$(1,394,611)	$(30)	$—	$(1,394,641)

	As at December 31, 2021
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$4,127,138	$4,082,801	$26,025,848	$34,235,787
Other assets	—	—	—	—
Elimination of inter segment assets	—	(366,030)	(25,825,848)	(26,191,878)
Entity’s assets	$4,127,138	$3,716,771	$200,000	$8,043,909

	As at December 31, 2020
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$4,253,676	$19,664	$—	$4,273,340
Other assets	—	—	—	—
Elimination of inter segment assets	—	—	—	—
Entity’s assets	$4,253,676	$19,664	$—	$4,273,340

	As at December 31, 2021
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reprtable segments	$10,602,945	$5,437,189	$6,899,644	$22,939,779
Other liabilities	—	—	—	—
Elimination of inter segment liabilities	(7,582,575)	(5,114,060)	—	(12,696,635)
Entity’s liabilities	$3,020,730	$323,129	$6,899,644	$10,243,144

	As at December 31, 2020
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reprtable segments	$9,305,736	$1,024	$—	$9,306,760
Other liabilities	—	—	—	—
Elimination of inter segment liabilities	—	—	—	—
Entity’s liabilities	$9,305,736	$1,024	$—	$9,306,760